Employees' Retirement Benefits (Reconciliations and Changes in Lump-sum Severance and Contract-Type Corporate Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 226,933	¥ 217,950
Service cost	9,501	9,438	¥ 8,562
Interest cost	1,123	2,113	2,821
Actuarial (gain) loss	(4,494)	11,536
Transfer of liability from contract-type corporate pension plans of the NTT group	253	(2,828)
Benefit payments	(12,676)	(11,276)
Projected benefit obligation, end of year	220,640	226,933	217,950
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	97,309	98,981
Actual return on plan assets	2,709	1,685
Employer contributions	61	1,199
Transfer of plan assets from contract-type corporate pension plans of the NTT group	44	(859)
Benefit payments	(3,600)	(3,697)
Fair value of plan assets, end of year	96,523	97,309	¥ 98,981
Funded status, end of year	¥ (124,117)	¥ (129,624)